Alger AI Enablers & Adopters Expense Example - Class Z Shares [Member] - Alger AI Enablers & Adopters - Class Z	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	457
Expense Example, with Redemption, 5 Years	1,009
Expense Example, with Redemption, 10 Years	$ 2,518